Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	kr (404)
Reserves applied to cover established credit losses	393
Recovered credit losses	4	kr 4	kr 13
Net credit losses	(93)	(585)	(34)
Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	(113)
Reserves applied to cover established credit losses	113
Net credit losses	164	(256)	(5)
Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	2	1	1
Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	(288)
Reserves applied to cover established credit losses	280
Recovered credit losses	4	4	12
Net credit losses	(295)	(304)	(26)
Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	(3)
Recovered credit losses			1
Net credit losses	36	(26)	(4)
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	116	(36)	(38)
12-month expected credit losses | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	17	1	(9)
12-month expected credit losses | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	2	1	1
12-month expected credit losses | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	83	(34)	(26)
12-month expected credit losses | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	14	(4)	(4)
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(24)	(40)	6
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	0	3	4
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses		0	0
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(45)	(22)	3
Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	21	(21)	(1)
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(178)	(513)	(15)
Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	147	(260)
Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(329)	(252)	(15)
Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	kr 4	kr (1)	kr 0